Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Recognized Amount (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Recognized Amount [Abstract]
Interest on lease liabilities	€ 156	€ 153	€ 122
Total cash outflow of leases	1,193	1,065	828
Expenses relating to short-term leases	339	119	50
Expenses relating to leases of low-value assets, excluding short-term leases of low value assets	26	22	13
Amounts recognized in the statement of cash flows
Interest on lease liabilities	156	153	122
Total cash outflow of leases	1,193	1,065	828
Expenses relating to short-term leases	339	119	50
Expenses relating to leases of low-value assets, excluding short-term leases of low value assets	€ 26	€ 22	€ 13